PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Index Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 34.3%
1,094,406  Schwab U.S. TIPS
ETF
$ 29,122,144
3.0
528,798  Vanguard Long-Term
Treasury ETF
29,271,613
3.0
606,906  Vanguard Total
International Bond ETF
29,161,833
3.0
4,719,661
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
228,611,412
23.3
535,651  Xtrackers USD High
Yield Corporate Bond
ETF
19,369,140
2.0
Total Exchange-Traded
Funds
(Cost $339,211,230)
335,536,142
34.3
MUTUAL FUNDS : 65.7%
Affiliated Investment Companies : 65.7%
61,743  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
4,803,018
0.5
2,060,748  Voya Short Duration
Bond Fund - Class R6
19,247,390
2.0
3,060,235  Voya U.S. Bond Index
Portfolio - Class I
27,786,932
2.8
2,875,311  Voya VACS Index
Series EM Portfolio
43,877,250
4.5
12,288,912  Voya VACS Index
Series I Portfolio
173,642,330
17.7
1,474,633  Voya VACS Index
Series MC Portfolio
19,538,892
2.0
21,459,705  Voya VACS Index
Series S Portfolio
334,342,210
34.2
1,678,760  Voya VACS Index
Series SC Portfolio
19,557,557
2.0
Total Mutual Funds
(Cost $522,355,625)
642,795,579
65.7
Total Long-Term
Investments
(Cost $861,566,855)
978,331,721
100.0
Total Investments in
Securities
(Cost $861,566,855) $ 978,331,721 100.0
Assets in Excess of
Other Liabilities 108,699 0.0
Net Assets $ 978,440,420 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Index Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 335,536,142 $ — $ — $ 335,536,142
Mutual Funds 642,795,579 — — 642,795,579
Total Investments, at fair value $ 978,331,721 $ — $ — $ 978,331,721
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
$ — $ 4,825,351 $ (24,803) $ 2,470 $ 4,803,018 $ — $ — $ —
Voya Short Duration Bond Fund -
Class R6
19,688,911 1,571,960 (1,854,953) (158,528) 19,247,390 224,202 (18,203) —
Voya U.S. Bond Index Portfolio -
Class I
35,638,718 10,002,645 (17,347,912) (506,519) 27,786,932 332,393 230,723 —
Voya VACS Index Series EM
Portfolio
37,927,482 10,739,610 (3,387,938) (1,401,904) 43,877,250 — 1,676,747 —
Voya VACS Index Series I Portfolio
178,236,009 15,552,152 (15,410,311) (4,735,520) 173,642,330 — 7,289,201 —
Voya VACS Index Series MC
Portfolio
29,417,703 809,698 (10,154,717) (533,792) 19,538,892 — 1,390,114 —
Voya VACS Index Series S
Portfolio
348,348,646 23,150,083 (13,539,960) (23,616,559) 334,342,210 — 8,578,231 —
Voya VACS Index Series SC
Portfolio
21,233,519 396,839 (1,946,870) (125,931) 19,557,557 — 382,895 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
260,440,434 7,480,714 (37,083,400) (2,226,336) 228,611,412 2,953,418 (731,644) —
$ 930,931,422 $ 74,529,052 $ (100,750,864) $ (33,302,619) $ 871,406,991 $ 3,510,013 $ 18,798,064 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 122,142,823
Gross Unrealized Depreciation (5,377,957)
Net Unrealized Appreciation $ 116,764,866